Commitments and Contingencies (Guarantees, Surety Bonds and Letters of Credit) (Detail) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
		Oct. 31, 2017	Feb. 28, 2019	Dec. 31, 2018		Dec. 31, 2017
Guarantor Obligations [Line Items]
Facility Limit				$ 6,000,000,000	[1]	$ 5,500,000,000
Maximum Exposure	[2]			5,344,000,000
Revolving Credit Facility
Guarantor Obligations [Line Items]
Guarantee recorded amount				0
Cove Point
Guarantor Obligations [Line Items]
Maximum Exposure	[3]			1,900,000,000
Virginia Electric and Power Company
Guarantor Obligations [Line Items]
Facility Limit				6,000,000,000	[4]	5,500,000,000
Dominion Energy Gas Holdings, LLC
Guarantor Obligations [Line Items]
Facility Limit				1,500,000,000	[5]	1,500,000,000
Nuclear Obligations
Guarantor Obligations [Line Items]
Maximum Exposure	[6]			179,000,000
Commodity Transactions
Guarantor Obligations [Line Items]
Maximum Exposure	[7]			2,186,000,000
Financial Guarantee [Member] | Revolving Credit Facility | Atlantic Coast Pipeline
Guarantor Obligations [Line Items]
Facility Limit		$ 3,400,000,000
Revolving credit facility stated maturity date		Oct. 31, 2021
Maximum potential loss exposure, limited guarantee percentage		48.00%
Guarantee liability				21,000,000		$ 28,000,000
Guarantee recorded amount				1,400,000,000
Additional borrowing			$ 113,000,000
Financial Guarantee [Member] | Equity Method Investee [Member]
Guarantor Obligations [Line Items]
Maximum Exposure				48,000,000
Solar
Guarantor Obligations [Line Items]
Maximum Exposure	[8]			659,000,000
Other
Guarantor Obligations [Line Items]
Maximum Exposure	[9]			420,000,000
Surety Bond [Member]
Guarantor Obligations [Line Items]
Maximum Exposure				171,000,000
Surety Bond [Member] | Virginia Electric and Power Company
Guarantor Obligations [Line Items]
Maximum Exposure				72,000,000
Surety Bond [Member] | Dominion Energy Gas Holdings, LLC
Guarantor Obligations [Line Items]
Maximum Exposure				35,000,000
Financial Standby Letter of Credit [Member]
Guarantor Obligations [Line Items]
Maximum Exposure				88,000,000
Minimum | Financial Guarantee [Member] | Affiliated Entity [Member]
Guarantor Obligations [Line Items]
Maximum annual future contributions				4,000,000
Maximum | Financial Guarantee [Member] | Affiliated Entity [Member]
Guarantor Obligations [Line Items]
Maximum annual future contributions				$ 4,000,000

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Excludes Dominion Energy’s guarantee for the construction of the new corporate office property discussed further within Lease Commitments above.
[3]	Guarantees related to Cove Point, in support of terminal services, transportation and construction. Cove Point has two guarantees that have no maximum limit and, therefore, are not included in this amount.
[4]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[5]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[6]	Guarantees related to certain DGI subsidiaries’ regarding all aspects of running a nuclear facility.
[7]	Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.
[8]	Includes guarantees to facilitate the development of solar projects. Also includes guarantees entered into by DGI on behalf of certain subsidiaries to facilitate the acquisition and development of solar projects.
[9]	Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Due to the uncertainty of worker’s compensation claims, the parental guarantee has no stated limit. Also included are guarantees related to certain DGI subsidiaries’ obligations for equity capital contributions and energy generation associated with Fowler Ridge and NedPower. As of December 31, 2018, Dominion Energy’s maximum remaining cumulative exposure under these equity funding agreements is $4 million through 2019 and its maximum annual future contribution is approximately $4 million.